RISK MANAGEMENT POLICIES - Exposure to the Group's exchange risk by currency type (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Exchange rate risk
Assets	$ 224,607,096	$ 181,261,533
Liabilities	199,393,992	157,728,501
Exchange rate risk [member]
Exchange rate risk
Assets	44,167,140	57,068,537
Liabilities	36,501,011	51,685,669
Derivatives	529
Net position	7,666,658	5,382,868
Exchange rate risk [member] | US Dollar [member]
Exchange rate risk
Assets	42,899,393	56,061,739
Liabilities	35,709,785	50,902,660
Derivatives	529
Net position	7,190,137	5,159,079
Exchange rate risk [member] | Euro [member]
Exchange rate risk
Assets	974,565	807,436
Liabilities	785,018	783,009
Net position	189,547	24,427
Exchange rate risk [member] | Others [member]
Exchange rate risk
Assets	293,182	199,362
Liabilities	6,208
Net position	$ 286,974	$ 199,362